Derivatives - Schedule of Unsettled Purchased Foreign Currency Forward Contracts (Details) - Foreign currency forward contracts - Long
€ in Thousands, ₨ in Thousands, £ in Thousands, zł in Thousands, kr in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2017 SGD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 INR (₨)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 PLN (zł)	Dec. 31, 2016 SGD ($)
Polish Zloty
Derivative [Line Items]
Notional Amount	$ 61,016						zł 225,000		$ 64,778					zł 258,250
Average contract rate	0.2712	0.2712	0.2712	0.2712	0.2712	0.2712	0.2712	0.2712	0.2508	0.2508	0.2508	0.2508	0.2508	0.2508	0.2508
Singapore Dollar
Derivative [Line Items]
Notional Amount	$ 52,065							$ 70,750	$ 34,383						$ 47,700
Average contract rate	0.7359	0.7359	0.7359	0.7359	0.7359	0.7359	0.7359	0.7359	0.7208	0.7208	0.7208	0.7208	0.7208	0.7208	0.7208
British Pound Sterling
Derivative [Line Items]
Notional Amount	$ 34,307	£ 25,900							$ 23,691	£ 17,750
Average contract rate	1.3246	1.3246	1.3246	1.3246	1.3246	1.3246	1.3246	1.3246	1.3347	1.3347	1.3347	1.3347	1.3347	1.3347	1.3347
Indian Rupee
Derivative [Line Items]
Notional Amount	$ 25,939			₨ 1,720,000					$ 16,786			₨ 1,174,500
Average contract rate	0.0151	0.0151	0.0151	0.0151	0.0151	0.0151	0.0151	0.0151	0.0143	0.0143	0.0143	0.0143	0.0143	0.0143	0.0143
Australian Dollar
Derivative [Line Items]
Notional Amount	$ 15,932		$ 20,750						$ 12,574		$ 17,000
Average contract rate	0.7678	0.7678	0.7678	0.7678	0.7678	0.7678	0.7678	0.7678	0.7396	0.7396	0.7396	0.7396	0.7396	0.7396	0.7396
Euro
Derivative [Line Items]
Notional Amount									$ 2,031				€ 1,800
Average contract rate									1.1283	1.1283	1.1283	1.1283	1.1283	1.1283	1.1283
Swedish Krona
Derivative [Line Items]
Notional Amount	$ 5,353					kr 44,100
Average contract rate	0.1214	0.1214	0.1214	0.1214	0.1214	0.1214	0.1214	0.1214
Brazilian Real
Derivative [Line Items]
Notional Amount	$ 4,976				R$ 16,800
Average contract rate	0.2962	0.2962	0.2962	0.2962	0.2962	0.2962	0.2962	0.2962